DISCONTINUED OPERATION (Details) - USD ($) $ in Thousands	1 Months Ended					12 Months Ended
	Sep. 30, 2019	Dec. 31, 2017	Sep. 15, 2014	Nov. 15, 2012	Dec. 31, 2010	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Gain Loss from discontinued operation						$ 2,889	$ 4,608	$ (7,616)
Provision for other payable on discountinue operations							$ 6,003
License for Polyheal Products [Member]
Disclosure of detailed information about business combination [line items]
Additional Investment				$ 6,750
Consideration paid		$ 1,497	$ 1,475
New PolyHeal Settlement Agreements [Member]
Disclosure of detailed information about business combination [line items]
Consideration paid	$ 2,800
Gain Loss from discontinued operation	$ 2,889
Shares received of Polyheal	14,473
2010 PolyHeal Agreement [Member]
Disclosure of detailed information about business combination [line items]
Initial Investment					$ 6,750
Additional Investment					6,750
Consideration paid					$ 6,750
Provision for other payable on discountinue operations						$ 275